PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

9.PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Buildings	782,560	807,737	113,767
Medical equipment	532,165	522,385	73,576
Electronic and office equipment	58,038	58,999	8,310
Motor vehicles	3,717	3,718	524
Leasehold improvement and building improvements	75,032	81,766	11,517
Construction in progress	2,131,991	2,466,320	347,374
Total	3,583,503	3,940,925	555,068
Less: accumulated depreciation	(308,210)	(385,042)	(54,232)
Impairment charges	(16,148)	(9,010)	(1,269)
	3,259,145	3,546,873	499,567

Depreciation expenses were RMB64,288, RMB 88,692 and RMB82,124 (US$11,567) for the years ended December 31, 2021, 2022 and 2023, respectively. Impairment loss of RMB nil, nil and nil were recognized for network operating segment and impairment loss of nil, nil and nil for hospital operating segment for the years ended December 31, 2021, 2022 and 2023, respectively.

For the years ended December 31, 2021, 2022 and 2023, impairment of RMB2,645, nil and RMB7,138 (US$1,005) was written off for network operating segment upon the disposal of medical equipment and construction project, and impairment of nil, nil and nil was written off for hospital operating segment.

The Group held equipment under operating lease contracts with customers with an original cost of RMB128,486 and RMB124,894 (US$17,591) and accumulated depreciation of RMB100,681 and RMB104,174 (US$14,673), as of December 31, 2022 and 2023, respectively.

The total net book value of the Group’s property, plant and equipment pledged as collateral for other borrowings as of December 31, 2022 and 2023 was RMB412,683 and RMB391,056 (US$55,079) (note 18), respectively.

The total net book value of the Group’s construction in progress pledged to secure bank and other borrowings as of December 31, 2022 and 2023 was RMB1,754,217 and RMB2,027,277 (US$ 285,536) (note 18), respectively.